INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	Right of use asset:
As of December 31, 2023	$972,663
Amortization	82,454
As of March 31, 2024	$890,209
Amortization	83,857
As of June 30, 2024	$806,352

SCHEDULE OF LEASE LIABILITY	Lease liability:
Lease liability - December 31, 2023	$1,002,483
Payments	(80,311)
As of March 31, 2024	$922,172
Payments	(82,027)
As of June 30, 2024	$840,145

SCHEDULE OF MATURITY LEASE LIABILITY

The table below reconciles the fixed component of the undiscounted cash flows for each of five years to the lease liabilities recorded on the Balance Sheet as of June 30, 2024:

Year	Minimum Lease Payments
2024 - (Six Months)	$203,483
2025	406,990
2026	140,163
2027	144,227
2028	60,809
Total	955,672
Less interest	(115,527)
Present value of future minimum lease payments	840,145
Less current portion	(361,606)
Long term lease liability	$478,539

SCHEDULE OF DIVIDEND NOTES PAYABLE

As described in Note 14 - Dividend Notes Payable, the following were outstanding on the dividend notes payable to our officers and shareholders as of June 30, 2024 and December 31, 2023:

	2024	2023
Chief executive officer, Director and Shareholder	$1,639,240	$1,639,240
Chief hardware officer, Director and Shareholder	786,976	786,976
Executive vice president, Director and Shareholder	817,457	817,457
Interim chief financial officer, Director and Shareholder	198,519	198,519